Dividend Declaration	12 Months Ended
Sep. 30, 2024
Dividend Declaration [Abstract]
DIVIDEND DECLARATION

NOTE 16. DIVIDEND DECLARATION

During the years ended September 30, 2022, 2023, and 2024, the Group declared dividends to its shareholder of HK$8.0 million, nil, and nil, respectively. The dividends were settled on August 1, 2022.